Fictitious Loan #	Lien	ARMorFix	Purpose at Origination	Occupancy at Origination	pppflag	pppterm	Compliance Event	Compliance Exceptions	Compliance Comments	Eligible For Predatory Testing - Unable to Test	Compliance Comp Factors	Category	Fitch Final Compliance Grade	Moody's Final Compliance Grade	DBRS Final Compliance Grade
1000324	First	ARM	Purchase	Owner Occ	NO	*Not Applicable	3
[3]   Finance Charge underdisclosed >$100 for Purchase
[2]   State - Missing Borrower Information Document
[2]   State - Mising Illinois Mortgage Escrow Act Disclosure
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
									Finance charges under disclosed by $447.85 which exceeds the $100 tolerance allowed for Purchase transactions. Unable to determine under disclosure due to missing Itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	TILA SOL Expired	B	B	B
1000009	First	ARM	Rate/Term Refi	Investment Property	NO	*Not Applicable	2
[2]   State - Missing MD Finance Agreement
[2]   State - Missing  Residential Property Disclosure / Homeowner's Certification of Principal Residence
[2]   State - Missing Guarantee Of Loan Program
[2]   State - Missing MD No Escrow Account Disclosure
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   State - Missing Right to Choose Attorney or Title Insurance Company
[2]   State - Missing Licensee Information or Affidavit of Exemption
[2]   State - Missing Mortgage Broker Agreement
[2]   State - Missing Net Tangible Benefit Worksheet
[2]   State - Missing Office of Finance, Treasury Division Finance Affidavit
[2]   State - Missing Written Acknowledgement of Delivery of the Note
[2]   State - Missing Credit Grantor Election
													B	B	B
1000818	Second	FIXED	Cashout Refi	Owner Occ	NO	*Not Applicable	2	[2] Credit Score Disclosure Not Present [2] State - Missing Description of Underwriting Criteria and Required Documentation [2] Initial GFE Missing [2] Initial TIL Missing					B	B	B
1000819	Second	FIXED	Purchase	Owner Occ	YES	24	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Right to Choose Insurance Provider [2] Initial GFE Missing [2] Initial TIL Missing					B	B	B
1000820	Second	FIXED	Purchase	Owner Occ	YES	24	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)					A	A	A
1000821	Second	FIXED	Purchase	Owner Occ	NO	*Not Applicable	3
[3]   TIL Missing
[3]   HUD-1 Missing
[2]   Credit Score Disclosure Not Present
[2]   State - Missing Application Disclosure
[2]   State - Missing Commitment Disclosure
[2]   State - Missing Waiver of Borrower's Rights
[2]   State - Missing Right to Select Attorney Disclosure
[2]   Initial GFE Missing
[2]   Initial TIL Missing
										YES		TR Indeterminable	D	D	D
1000822	Second	FIXED	Purchase	Owner Occ	NO	*Not Applicable	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)					A	A	A
1000823	Second	FIXED	Purchase	Owner Occ	NO	*Not Applicable	2	[2] State - Missing Broker Agreement [2] State - Missing Rate and Points Lock/Float Agreement [2] State - Missing Commitment Letter [2] State - Missing Loan Brokerage Disclosure Statement					B	B	B
1000824	Second	FIXED	Cashout Refi	Owner Occ	NO	*Not Applicable	3
[3]   HUD-1 Missing
[2]   Credit Score Disclosure Not Present
[2]   State - Missing Waiver of Borrower's Rights
[2]   State - Missing Affidavit of Borrower Under Residential Mortgage Act
[2]   State - Missing Right to Select Attorney Disclosure
[2]   Initial GFE Missing
[2]   Initial TIL Missing
										YES		TR Indeterminable	D	D	D
1000825	Second	FIXED	Cashout Refi	Owner Occ	NO	*Not Applicable	3	[3] Finance Charge underdisclosed >$35 for Refinance [2] Initial TIL Missing	Finance charges under disclosed by $36.61 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing TIL itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	TILA SOL Expired	B	B	B
1000826	Second	FIXED	Rate/Term Refi	Owner Occ	NO	*Not Applicable	2	[2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Missing Consumer Caution and Counseling Disclosure [2] Initial TIL Missing					B	B	B
1000827	Second	FIXED	Cashout Refi	Owner Occ	NO	*Not Applicable	3
[3]   TIL Missing
[2]   State - Missing Mortgage Broker Agreement
[2]   State - Missing Consumer Disclosure Statement
[2]   State - Missing Application Disclosure
[2]   State - Missing Notice of Choice of Agent or Insurer
[2]   State - Missing Acknowledgment of Receipt of Disclosure Regarding ARM Loan Without Prepayment
[2]   State - Missing Tax Escrow Notice / Election of Property Tax Payment Method
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
										YES		TR TIL Deficiency	B	B	B
1000828	Second	FIXED	Cashout Refi	Owner Occ	NO	*Not Applicable	2	[2] Initial TIL Missing					B	B	B
1000829	Second	FIXED	Cashout Refi	Owner Occ	YES	36	3
[3]   TIL Missing
[3]   ROR Missing
[3]   HUD-1 Missing
[2]   Credit Score Disclosure Not Present
[2]   State - Missing Prepayment Penalty Disclosure
[2]   State - Missing Notice Regarding Nonrefundability of Loan Fees
[2]   State - Missing Application Disclosure
[2]   State - Missing Appraisal Notice
[2]   Initial GFE Missing
[2]   Initial TIL Missing
[2]   Rhode Island High Cost Analysis disclosure
										YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	TR Indeterminable	D	D	D
1000830	Second	FIXED	Purchase	Second Home	NO	*Not Applicable	3	[3] HUD-1 Missing [2] Credit Score Disclosure Not Present [2] State - Missing Cover Page / Social Security Disclosure [2] Initial GFE Missing [2] Initial TIL Missing		NO		TNR Testing Not Required	D	D	D
1000831	Second	FIXED	Purchase	Owner Occ	YES	36	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)					A	A	A
1000832	First	FIXED	Cashout Refi	Owner Occ	YES	36	3	[3] ROR Missing [3] HUD-1 Missing [2] State - Missing Borrower's Bill of Rights [2] State - Missing Consumer Caution and Counseling Disclosure [2] Initial GFE Missing [2] Initial TIL Missing		YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	TR Indeterminable	D	D	D
1000833	Second	ARM	HELOC	Owner Occ	NO	*Not Applicable	3
[3]   ROR Missing
[3]   Missing HELOC fee disclosures required under TILA. Unable to validate compliance with TILA HELOC Account-opening disclosure requirements.
[2]   Credit Score Disclosure Not Present
[2]   Initial GFE Missing

ROR - 3yrs for rescindable transactions. The loan is outside the SOL.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
												TILA SOL Expired	B	B	B
1000013	First	FIXED	Cashout Refi	Owner Occ	YES	36	3
[3]   Rescission Period under 3 days
[2]   Initial TIL Date not within 3 days of Initial Application Date
[2]   Initial GFE Date not within 3 days of Initial Application Date
[2]   State - Missing Anti-Coercion Notice
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)

ROR executed by borrowers XX/XX/XXXX with expiration of rescission period noted as XX/XX/XXXX, only providing borrower with 2 day rescission period.  Technical error as loan was not funded until XX/XX/XXXX.
											ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	TILA SOL Expired	B	B	B
1000014	First	ARM	Purchase	Owner Occ	YES	36	2
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   Credit Score Disclosure Not Present
[2]   State - Missing Notice to Purchaser-Mortgagor
[2]   State - Missing Anti-Coercion Notice
[2]   State - Missing Broker Agreement
[2]   State - Missing Pre-Application Dislcosure
[2]   State - Missing Notice of Material Change of Mortgage Loan Terms
[2]   State - Missing Lock In Agreement
[2]   State - Missing Mortgage Loan Commitment
[2]   Initial GFE Missing
[2]   Initial TIL Missing
													B	B	B
1000015	First	FIXED	Cashout Refi	Owner Occ	YES	24	3
[3]   TIL Incomplete
[2]   State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement
[2]   State - Missing Anti-Discrimination Notice
[2]   State - Missing Attorney General Information Statement
[2]   State - Missing High Loan to Value Disclosure in the Mortgage Loan Disclosure Statement
[2]   State - Missing Statutory Authority Disclosure
[2]   State - Missing Notice of Escrow of Taxes and Regular Monthly Payment
[2]   State - Missing Closing Statement / Closing Disclosure
[2]   Initial GFE Missing
[2]   Initial TIL Missing
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   Credit Score Disclosure Not Present
									Final TIL was signed at closing; however, reflects estimated Finance Charge and Total Payment figures.	TESTED		TR Tested	B	B	B
1000323	First	FIXED	Purchase	Owner Occ	NO	*Not Applicable	3
[3]   Federal Higher-Priced Mortgage Loan
[3]   CA Higher-Priced Mortgage Loan
[2]   HMDA-reportable rate spread (10/1/09 and later)
[2]   State - Missing Application Addedum stating applicant, if married, may apply for a separate account

CA Higher-Priced Mortgage Loan - stated APR of 5.118% and audited APR of 5.0878% exceed the HPML threshold of 4.99% (1.5% over applicable APOR, 3.49%). Loan appears to comply with restrictions and requirements applicable to CA HPMLs.
Federal Higher-Priced Mortgage Loan - stated APR of 5.118% and audited APR of 5.0878% exceed the HPML threshold of 4.99% (1.5% over applicable APOR, 3.49%). Loan appears to comply with repayment ability, prepayment penalty, and escrow restrictions and requirements applicable to federal HPMLs.

Federal Higher-Priced Mortgage Loan - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

The provisions of this division shall not impose liability on an assignee that is a holder in due course. A person who fails to comply with the provisions of this division is civilly liable to the consumer in an amount equal to any actual damages suffered by the consumer, plus attorneys fees and costs. For a willful and knowing violation of this division, the person shall be liable to the consumer in the amount of fifteen thousand dollars ($15,000) or the consumers actual damages, whichever is greater, plus attorneys fees and costs. A court may also award punitive damages if it finds they are warranted. In addition, any person who willfully and knowingly violates any provision of this division shall be liable for a civil penalty of not more than twenty-five thousand dollars ($25,000) for each violation which shall be assessed and recovered in a civil action brought in the name of the people of the State of California by the licensing agency in any court of competent jurisdiction. The agency that brings the suit may also be entitled to recover costs.
												FHPML - Compliant	B	B	B
1000006	First	ARM	Cashout Refi	Owner Occ	YES	12	2	[2] State - Missing Attorney Disclosure [2] State - Missing Insurance Disclosure [2] HMDA-reportable rate spread (1/1/04-10/1/09)					B	B	B
1000007	First	ARM	Construction To Perm	Owner Occ	NO	*Not Applicable	3
[3]   TIL Missing
[2]   State - Missing Affidavit of Borrower Under Residential Mortgage Act
[2]   State - Missing GA Foreclosure Disclosure / Notice Pursuant To O.C.G.A. Section 7-1
[2]   State - Missing Right to Select Attorney Disclosure
										NO		TNR Testing Not Required	B	B	B
1000008	First	FIXED	Rate/Term Refi	Owner Occ	YES	36	2	[2] Initial TIL Missing [2] Affiliated Business Doc Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09)					B	B	B
1000211	First	FIXED	Cashout Refi	Owner Occ	NO	*Not Applicable	2	[2] Affiliated Business Doc Missing [2] State - Missing Pre-Application Dislcosure [2] Missing Initial Application					B	B	B
1000217	First	FIXED	Purchase	Owner Occ	NO	*Not Applicable	2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date					B	B	B
1000218	First	FIXED	Cashout Refi	Owner Occ	NO	*Not Applicable	3
[3]   State Late Charge Not Standard
[3]   ROR Missing
[3]   Finance Charge underdisclosed >$35 for Refinance
[2]   State - Missing Insurance Disclsoure
[2]   Missing Initial Application
[2]   State - Missing Notice of Expiration of Loan Commitment
[2]   State - Missing Insurance Escrow Account Disclosure Statement
[2]   State - Missing Appraisal and Consumer Report Notice
[2]   State - Missing  Borrower's Choice of Attorney Disclosure
[2]   State - Missing  Fair Credit Reporting Act Notice
[2]   Initial GFE Missing
[2]   Initial TIL Missing
[2]   Affiliated Business Doc Missing
[2]   State - Missing Interest Rate Disclsoure

Finance charges under disclosed by $229.90 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.
Late charge fee of 6% exceeds the max allowed of 2% for the state of New York.
												Late Charge	C	C	C
1000219	First	FIXED	Cashout Refi	Owner Occ	NO	*Not Applicable	2	[2] State - Missing Insurance Disclosure [2] State - Missing Domestic Partnership Affidavit [2] State - Missing Initial Tax Authorization Notice [2] Initial TIL Missing					B	B	B